Commitments and Contingencies (Detail Textuals) - Advertising Placements Cooperation Master Agreement (the "Agreement") - Chi Zhong Advertising Company Ltd. ("Chi Zhong") ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments for advertising services	¥ 60
November 2018
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments for advertising services	30
Payable in July 2019
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments for advertising services	¥ 30